Fair Value Measurements - Liabilities Classified as Level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at Beginning of Period	$ 426,815	$ 2,151,520
Additions	0	9,507
Settlements	(720,285)	(912,839)
Change in Fair Value	345,863	(821,369)
Foreign Currency Translation Gains (Losses) Included in Other Comprehensive Income		(4)
Reclassification to Equity	(52,393)
Balance at End of Period	0	426,815
Contingent consideration payable in stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at Beginning of Period	0	445
Additions		0
Settlements		(319)
Change in Fair Value		(122)
Foreign Currency Translation Gains (Losses) Included in Other Comprehensive Income		(4)
Balance at End of Period		0
IndiaCo Forward Contract Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at Beginning of Period	7,907	0
Additions	0	9,507
Settlements	(8,499)	0
Change in Fair Value	592	(1,600)
Foreign Currency Translation Gains (Losses) Included in Other Comprehensive Income		0
Reclassification to Equity	0
Balance at End of Period	0	7,907
2019 Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at Beginning of Period	0	1,297,758
Additions		0
Settlements		(911,120)
Change in Fair Value		(386,638)
Foreign Currency Translation Gains (Losses) Included in Other Comprehensive Income		0
Balance at End of Period		0
SoftBank Senior Unsecured Notes Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at Beginning of Period	279,269	568,877
Additions	0	0
Settlements	(474,521)	(934)
Change in Fair Value	230,179	(288,674)
Foreign Currency Translation Gains (Losses) Included in Other Comprehensive Income		0
Reclassification to Equity	(34,927)
Balance at End of Period	0	279,269
2020 LC Facility Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at Beginning of Period	139,639	284,440
Additions	0	0
Settlements	(237,265)	(466)
Change in Fair Value	115,092	(144,335)
Foreign Currency Translation Gains (Losses) Included in Other Comprehensive Income		0
Reclassification to Equity	(17,466)
Balance at End of Period	$ 0	$ 139,639